Columbia Seligman Global Technology Fund
First Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.9%
Issuer	Shares	Value ($)
Cayman Islands 0.7%
Grab Holdings Ltd., Class A(a)	1,451,700	6,242,310
Rigaku Holdings Corp.	2,054,200	16,042,921
Total		22,285,231
Germany 0.2%
TeamViewer SE(a)	1,168,755	7,814,691
Israel 2.1%
Check Point Software Technologies Ltd.(a)	148,488	26,655,081
CyberArk Software Ltd.(a)	30,303	13,055,442
Wix.com Ltd.(a)	350,054	30,398,689
Total		70,109,212
Japan 1.4%
Renesas Electronics Corp.(a)	2,821,100	46,902,076
Netherlands 1.5%
NXP Semiconductors NV	205,001	46,358,926
PicS NV(a)	313,863	5,649,534
Total		52,008,460
Singapore 0.4%
Kulicke & Soffa Industries, Inc.	256,839	14,724,580
South Korea 0.1%
DoubleDown Interactive Co., Ltd., ADR(a)	347,628	2,940,933
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,492	39,168,715
United States 92.4%
Adeia, Inc.	1,390,246	25,149,550
Advanced Energy Industries, Inc.	144,228	36,830,062
Airbnb, Inc., Class A(a)	145,970	18,884,139
Alphabet, Inc., Class A	483,386	163,384,468
Alphabet, Inc., Class C	201,187	68,107,835
Amazon.com, Inc.(a)	168,536	40,330,665
Apple, Inc.	407,117	105,638,719
Applied Materials, Inc.	394,014	126,998,592
Arista Networks, Inc.(a)	377,828	53,553,341
Atlassian Corp., Class A(a)	98,768	11,672,402
BILL Holdings, Inc.(a)	326,393	14,090,386
Common Stocks (continued)
Issuer	Shares	Value ($)
Block, Inc., Class A(a)	347,253	20,984,499
Bloom Energy Corp., Class A(a),(b)	2,773,991	419,899,018
Broadcom, Inc.	441,991	146,431,618
Cisco Systems, Inc.	647,868	50,741,022
Coherent Corp.(a)	28,072	5,956,317
Coursera, Inc.(a)	904,314	5,480,143
DocuSign, Inc.(a)	292,583	15,372,311
Dropbox, Inc., Class A(a)	709,723	18,083,742
eBay, Inc.	246,449	22,481,078
F5, Inc.(a)	74,920	20,648,701
Fiverr International Ltd.(a)	474,728	7,951,694
Gen Digital, Inc.	2,018,281	48,418,561
Global Payments, Inc.	628,689	45,102,149
GoDaddy, Inc., Class A(a)	284,169	28,564,668
Hewlett Packard Enterprise Co.	2,117,280	45,563,866
Intuit, Inc.	22,000	10,976,240
Lam Research Corp.	1,177,449	274,887,243
Lyft, Inc., Class A(a)	1,947,871	32,860,584
Marvell Technology, Inc.	1,318,054	104,020,822
Match Group, Inc.	1,162,805	36,221,376
Meta Platforms, Inc., Class A	70,732	50,679,478
Microsoft Corp.	275,955	118,740,677
Navan, Inc., Class A(a)	250,241	2,872,767
NetApp, Inc.	526,750	50,752,362
NIQ Global Intelligence PLC(a)	424,676	7,215,245
NVIDIA Corp.	974,068	186,173,617
ON Semiconductor Corp.(a)	540,700	32,382,523
Oracle Corp.	277,168	45,616,309
Palo Alto Networks, Inc.(a)	111,561	19,742,950
Pinterest, Inc., Class A(a)	1,356,498	30,019,301
QUALCOMM, Inc.	205,857	31,205,863
RingCentral, Inc., Class A(a)	646,890	16,741,513
SailPoint, Inc.(a)	349,824	5,488,739
Salesforce, Inc.	209,528	44,480,699
Semtech Corp.(a)	588,470	46,930,482
Synaptics, Inc.(a)	669,134	55,210,246
Synopsys, Inc.(a)	63,956	29,746,895

Columbia Seligman Global Technology Fund  | 2026

Portfolio of Investments  (continued)
Columbia Seligman Global Technology Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tenable Holdings, Inc.(a)	650,632	14,352,942
Teradyne, Inc.	306,851	73,966,433
TripAdvisor, Inc.(a)	1,023,940	13,608,163
Visa, Inc., Class A	192,381	61,913,977
Western Digital Corp.(b)	651,290	162,972,297
Total		3,126,099,289
Total Common Stocks (Cost $1,417,876,649)		3,382,053,187

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(c),(d)	15,881,253	15,876,489
Total Money Market Funds (Cost $15,876,414)		15,876,489
Total Investments in Securities (Cost $1,433,753,063)		3,397,929,676
Other Assets & Liabilities, Net		(14,268,037)
Net Assets		$3,383,661,639
At January 31, 2026, securities and/or cash totaling $112,545,074 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Bloom Energy Corp.	Morgan Stanley	USD	(37,479,212)	(2,476)	180.00	02/20/2026	(1,179,404)	(2,135,550)
Bloom Energy Corp.	Morgan Stanley	USD	(17,498,372)	(1,156)	150.00	02/20/2026	(348,000)	(2,265,760)
Bloom Energy Corp.	Morgan Stanley	USD	(17,498,372)	(1,156)	145.00	02/20/2026	(377,349)	(2,557,650)
Bloom Energy Corp.	Morgan Stanley	USD	(17,498,372)	(1,156)	140.00	02/20/2026	(425,196)	(2,806,190)
Western Digital Corp.	Morgan Stanley	USD	(22,570,746)	(902)	250.00	02/20/2026	(307,678)	(1,761,155)
Total							(2,637,627)	(11,526,305)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	43,253,570	123,945,977	(151,317,955)	(5,103)	15,876,489	5,404	184,668	15,881,253
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Seligman Global Technology Fund  | 2026

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1QT220_10_T01_(03/26)